Mortgage Servicing - Summary of Geographic Distributions of UPB and Count of Residential Loans and Real Estate Serviced (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($)	Dec. 31, 2014 USD ($) loan	Sep. 30, 2014 USD ($)
Mortgage Loans on Real Estate [Line Items]
Amount	$ 288,250,026	$ 398,877,464	$ 411,495,725
California [Member]
Mortgage Loans on Real Estate [Line Items]
Amount		$ 96,727,239
Residential loans, count | loan		382,859
Florida [Member]
Mortgage Loans on Real Estate [Line Items]
Amount		$ 31,922,669
Residential loans, count | loan		212,623
New York [Member]
Mortgage Loans on Real Estate [Line Items]
Amount		$ 28,113,154
Residential loans, count | loan		118,661
New Jersey [Member]
Mortgage Loans on Real Estate [Line Items]
Amount		$ 18,599,585
Residential loans, count | loan		89,507
Texas [Member]
Mortgage Loans on Real Estate [Line Items]
Amount		$ 17,149,095
Residential loans, count | loan		175,210
Other [Member]
Mortgage Loans on Real Estate [Line Items]
Amount		$ 206,215,985
Residential loans, count | loan		1,507,178
UNITED STATES
Mortgage Loans on Real Estate [Line Items]
Amount		$ 398,727,727
Residential loans, count | loan		2,486,038
NRZ [Member]
Mortgage Loans on Real Estate [Line Items]
Reimbursements on account of loss of servicing revenues	$ 2,200